Composition of the Main Items of the Consolidated Statement of Financial Situation and Comprehensive Results - Summary of Other Operating Expenses (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of other operating expenses [line items]
Total	$ 4,311,940	$ 4,156,824
Promotions related with credit cards [member]
Disclosure of other operating expenses [line items]
Total	423,199	423,746
Turnover tax [member]
Disclosure of other operating expenses [line items]
Total	2,802,684	2,248,817
Fair value on initial recognition of loans [member]
Disclosure of other operating expenses [line items]
Total	386,313	426,963
Contributions made to deposit insurance system [member]
Disclosure of other operating expenses [line items]
Total	154,629	134,948
Other operating expenses [member]
Disclosure of other operating expenses [line items]
Total	$ 545,115	$ 922,350